SEGMENTS (Details 5) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Segment Reporting [Abstract]
CopaxoneUS revenues	$ 2,278
Percentage Of CopaxoneRevenues Of Total US	29.00%
Copaxone Outside US Revenues	838
Percentage Of Copaxone Revenues Of Total Non US	11.00%
Profitability Of MS	$ 2,338	$ 2,424
Profitability Of MS As A Percentage Of Copaxone Revenues	75.00%	76.10%